Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

9. Equity

Overview

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12. As of December 31, 2022, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid. However, in certain events, BMGF has the right to require the Company to redeem or facilitate the purchase by a third-party of all common shares it holds and Genmab had the right to subscribe once for common shares at a certain price under an anti-dilution and down round-protection clause which expired in February 2022.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

Due to the effect of the corporate reorganization described in Note 1, the number of shares issued and outstanding has been retrospectively adjusted to reflect the impact of the resulting 1:133.0778 share split and developed as follows in fiscal 2022:

Common shares issued and outstanding at December 31, 2019	96,693,265
Genmab Investment	2,175,157
2020 Private Investment	55,688,535
Initial Public Offering and Private Placement	22,708,332
Share option exercises	3,195,276
Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on public offering, incl. Greenshoe	5,750,000
Share option exercises	910,163
Common shares issued and outstanding at December 31, 2021	187,120,728
Shares issued as part of the at-the-market offering program	6,908,493
Shares issued to former shareholders of Frame Pharmaceuticals	858,496
Shares issued for LTIP option exercises and RSU deliveries	109,374	*
Common shares issued and outstanding at December 31, 2022	194,997,091

*56,113 shares were issued on December 30, 2022 to fulfill the RSU deliveries beginning of January 2023

Refer to Note 22 for additional information on share transactions occurring after December 31, 2022. The share transactions which occurred in 2020, 2021 and 2022 are as described below.

Genmab Investment

Pursant to an Investment and Shareholders` Agreement (“ISA”), effective December 19, 2019, Genmab, agreed to purchase 2,175,157 Series B shares in the Company in exchange for EUR 20,000k in cash. As of December 31, 2019, the Group had received a total amount of EUR 16,345, corresponding to the par value of EUR 1 per share agreed to be purchased under the ISA. However, as the shares were not yet registered in the commercial register as of December 31, 2019, according to German law, the shares were not considered issued as of this date. The remaining amount of EUR 19,983,655 was paid at the beginning of 2020 and the shares were finally issued on February 18, 2020.

2020 Private Investment

In July 2020, the Group issued to Kreditanstalt für Wiederaufbau (or “KfW”, a German government-related entity), GSK and various other investors a total of 55,688,534 common shares in exchange for an aggregate investment of EUR 559,280k (2020 Private Investment).

Initial Public Offering and Private Placement

In August 2020, the Group completed its IPO whereby it sold 13,333,333 common shares at USD 16.00 per share. In addition, the underwriters exercised their option to purchase an additional 1,999,999 common shares at the public offering price less the underwriting discount. The aggregate proceeds, net of underwriting discounts, received by the Group from these transactions were USD 228,200k (EUR 192,946k). Additional offering costs for legal, accounting, printing and registration fees of USD 5,200k (EUR 4,397k) were recognized as a reduction to capital reserve against the proceeds from the IPO.

Additionally, in August 2020, DH-LT Investments GmbH, a company beneficially owned by Dietmar Hopp, managing director of dievini, the Group’s largest shareholder, purchased EUR 100,000k of the Group’s common shares at a price of USD 16.00 per share.

Follow-on public offering

In February 2021, the Group completed a follow-on public offering whereby it sold 5,000,000 common shares at a price of USD 90.00 per share. In addition, the underwriters exercised their option to purchase an additional 750,000 common shares at this same price less the underwriting discount. The aggregate proceeds, net of underwriting discounts, received by the Group from these transactions were EUR 426,652k. Additional offering costs for legal, accounting, printing and registration fees of EUR 22,590k were recognized as reduction to capital reserve against the proceeds from the offering.

At-the-market offering

On September 17, 2021, CureVac filed a prospectus for an “at-the-market” offering program to raise additional cash of up to USD 600,000k. The program was activated in June 2022. Through December 31, 2022, CureVac has issued 6,908,493 shares and raised gross proceeds of USD 69,139k. Offering costs for legal, accounting, printing and registration fees of EUR 1,058k were recognized as reduction to capital reserve against the proceeds from the offering.

Frame Pharmaceuticals acquisition

On June 8, 2022, CureVac entered into a Share Purchase Agreement (SPA) to acquire all of the issued and outstanding shares of Frame Pharmaceuticals B.V., a research company focused on advanced genomics and bioinformatics, based in Amsterdam, Netherlands. Under the SPA, the total consideration for the the purchase was up to EUR 34 million, conditioned on the meeting of certain development milestone payments. On the date of acquisition, July 1, 2022, CureVac issued 858,496 shares to the former shareholders of Frame Pharmaceuticals. Refer to Note 21 for additional information.

Exercises of share options under the prior VSOP plan

The IPO in August 2020 triggered an exercise event under the set terms of the prior VSOP plan (see Note 10). In March 2021, CureVac received 759,677 shares from the old shareholders and transferred 390,023 shares to the participants of the old VSOP plan. CureVac withheld 369,654 shares equaling the amount to be paid for income tax and social security tax. A second triggering event, “liquidity after IPO” was met one year after IPO. In October 2021, CureVac received 765,223 shares from the old shareholders and transferred 523,897 shares to the participants of the VSOP plan. CureVac withheld 241,326 shares equaling the amount to be paid for income tax and social security tax.

A third triggering event, again “liquidity after IPO, was met on the second anniversary of the IPO. In December 2022, CureVac received 777,260 shares from the old shareholders. All shares were transferred to to the participants of the prior VSOP plan and the portion of shares equaling the amount to be paid for income tax and social security tax were sold to pay for these taxes and social security amounts. CureVac has recorded a receivable for income tax and social security tax for former employees.

Exercises of share options under the new VSOP plan

Participants of the new VSOP plan (see Note 10) were able to continue to exercise their options throughout the year of 2022. In 2022 147,620 shares (2021: 557,171 shares) were issued upon exercise of options and 96,785 options were forfeited (2021: 0).

Exercises of share options under the Legacy program

Three of the original founders used their 5,282 options granted from the legacy program (see Note 10) and exercised their options throughout June until October 2021. The 5,282 options were restructured upon the completion of our Corporate Reorganization. Following this restructuring, the option holder was able to exchange his options for common shares of CureVac N.V. (instead of shares of CureVac AG) on a 1 to 133.0778 basis. Therefore, the exercise resulted in issuance of 702,915 shares.

Shareholders’ Agreement Among KfW, dievini, DH-LT Investments GmbH and Dietmar Hopp

In connection with the KfW’s investment in 2020, KfW, dievini and Dietmar Hopp entered into a shareholders’ agreement on June 16, 2020, or the KfW dievini Shareholders’ Agreement, agreeing to certain transfer restrictions and rights of first refusal relating to their interests in CureVac, nomination rights, and a voting agreement relating to certain specified actions. In particular, dievini and Mr. Hopp agree to vote a specified number of their shares as directed by KfW on certain specified actions, subject to certain exceptions. These specified actions include, inter alia: (1) transferring the tax domicile of CureVac N.V. and/or the approval of the transfer of the corporate or administrative seat of CureVac; (2) relocating or ceasing activities in specified areas to a state outside the European Union to the extent (in particular in the area of the development of vaccines) they are material for the protection of the health of the population of the European Union; (3) entering into material mergers and acquisitions; and (4) amendments to the articles of association of CureVac which would affect the foregoing matters. The KfW dievini Shareholders’ Agreement has an initial fixed term that expires on December 31, 2023, subject to a right to extend for one year for the benefit of KfW and dievini, and may be terminated after the initial fixed term, or the extended term, if applicable, by either party subject to six months’ notice prior the end of the applicable calendar year. In addition, the agreement shall automatically terminate if KfW sells all or a part of its interest in the Company to a third party, subject to certain exceptions. On August 14, 2020, DH-LT Investments GmbH joined the KfW dievini Shareholders’ Agreement via a First Supplement Agreement to the KfW dievini Shareholders’ Agreement and on January 13, 2022, the parties to the KfW dievini Shareholders’ Agreement entered into a Second Supplement to the KfW dievini Shareholders’ Agreement which revised certain of the parties’ restrictions and rights with respect to transfer of the shares held by them. Moreover, triggered by transfer of certain shares from dievini to so-called “dievini Shareholders”, on dievini’s side certain additional parties entered into the KfW dievini Shareholders’ Agreement.